Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1) Beatty	Compensation Actually Paid to CEO ($) Beatty	Summary Compensation Table Total for CEO ($)(1) Burke	Compensation Actually Paid to CEO ($) Burke	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return ($)(2)	Net Income ($)
2024	—	—	1,171,590	1,941,765	703,736	1,128,364	106.80	43,889
2023	3,140,861	3,140,570	799,020	823,190	693,090	1,413,810	82.09	11,228
2022	909,778	864,130	—	—	445,382	431,495	100.40	31,177
____________________________________
(1)Compensation actually paid makes required adjustments to the total amount of compensation shown for our Principal Executive Officer (“PEO”) and Former PEO, Mr. James M. Burke and Mr. Lloyd L. Beatty, and NEOs other than our PEO, in the Summary Compensation Table included above. These NEOs were Ms. Stevens, Ms. Lombardi and Mr. Adkins for 2023 and Ms. Stevens and Mr. Allen for 2022.
(2)Represents the year-over-year value, as of December 31st of each respective year, of a hypothetical initial investment of $100 made on December 31, 2021 in the Company, assuming reinvestment of all dividends paid into the stock.

Named Executive Officers, Footnote		These NEOs were Ms. Stevens, Ms. Lombardi and Mr. Adkins for 2023 and Ms. Stevens and Mr. Allen for 2022.	Ms. Stevens and Mr. Allen for 2022.
Non-PEO NEO Average Total Compensation Amount	$ 703,736	$ 693,090	$ 445,382
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,128,364	1,413,810	431,495
Compensation Actually Paid vs. Total Shareholder Return	The following graphs describe the relationship between CEO and other Non-CEO NEO's actual compensation to TSR and Net Income.
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 106.8	82.09	100.4
Net Income (Loss)	43,889	11,228	31,177
SBHI Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,171,590	799,020
PEO Actually Paid Compensation Amount	$ 1,941,765	823,190
PEO Name	James M. Burke
SHBI Beatty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,140,861	909,778
PEO Actually Paid Compensation Amount		$ 3,140,570	$ 864,130
PEO Name	Lloyd L. Beatty
PEO [Member]
Pay vs Performance Disclosure
PEO Name	Lloyd L. Beatty